Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY-VERSUS-PERFORMANCE DISCLOSURE
The Compensation Committee approves and administers our executive compensation program, which it designs to attract, incentivize, reward, and retain our executive officers. Our program aligns executive pay with shareholder interests and links pay to performance through a blend of short-term and long-term performance measures.
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our named executive officers and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how executive compensation aligns with our performance, please refer to “Compensation Discussion and Analysis” above.
Pay-Versus-Performance Table

Year[1]	Summary Compensation Table Total for PEO[2]	Compensation Actually Paid to PEO[3]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[2]	Average Compensation Actually Paid to Non- PEO Named Executive Officers[3]	Value of Initial Fixed $100 Investment Based On:		Net Income[6]	Company-Selected Measure: Core Revenue[7]
					Total Stockholder Return[4]	Peer Group Total Stockholder Return[4,5]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$17,721,164	$18,224,752	$7,715,493	$7,289,711	$130	$173	-$223,725,000	$944,700,000
2022	$13,929,027	$6,016,600	$35,416,613	$17,964,941	$122	$123	-$326,361,000	$633,400,000
2021	$1,203,500	$88,064,283	$2,481,593	$19,844,278	$203	$142	-$98,720,000	$221,900,000

1
During fiscal years 2021, 2022, and 2023 our principal executive officer (PEO) was Rene Lacerte. The names of each non-PEO Named Executive Officer included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

FY2023	FY2022	FY2021
• John Rettig • Rajesh Aji • Bora Chung • Loren Padelford	• John Rettig • Bora Chung • Thomas Clayton • Mark Lenhard • Blake Murray	• John Rettig • Rajesh Aji • Bora Chung • Thomas Clayton
2
The dollar amounts reported in columns (b) and (d) are the amounts reported for our PEO and the average of our non-PEO Named Executive Officers, respectively, for each corresponding year in the “Total” column above in the Fiscal 2023 Summary Compensation Table.

3
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to our PEO and Non-PEO Named Executive Officers in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO Named Executive Officers for each year to determine the “compensation actually paid” to each such person:

PEO			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$1,203,500	$13,929,027	$17,721,164
–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0	$12,631,527	$16,545,814
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	$5,416,697	$11,459,530
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$55,336,221	-$17,887,670	$462,271
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$2,585,966	$1,599,715
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$31,524,562	$14,604,107	$3,527,886
–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0
=	Compensation Actually Paid		$88,064,283	$6,016,600	$18,224,752
Non-PEO Named Executive Officer Average			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$2,481,593	$35,416,613	$7,715,493
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$1,817,882	$34,561,864	$7,037,035
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$3,435,522	$17,466,648	$5,075,584
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$11,795,528	-$4,356,696	$148,572
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$632,108	$605,602
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$3,949,517	$3,907,402	$781,495
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$539,270	$0
=	Compensation Actually Paid		$19,844,278	$17,964,941	$7,289,711
4
Company and Peer Group total shareholder return is calculated by assuming that a $100 investment was made on the close of trading on June 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.

5	The peer group used is the S&P 500 Information Technology index, as used in the performance graph shown in our annual report.
6	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.
7
The Company-Selected metric is Core Revenue. Core Revenue growth continues to be viewed as a key metric of our business performance and aligned with long term stockholder value creation as reflected in its use in our fiscal 2023 annual bonus plan and fiscal 2023 PSU awards. Core Revenue represents subscription and transaction fees, and is calculated as our total revenue for the fiscal year, less interest earned on funds held for customers.

Company Selected Measure Name	Core Revenue
Named Executive Officers, Footnote [Text Block]
1
During fiscal years 2021, 2022, and 2023 our principal executive officer (PEO) was Rene Lacerte. The names of each non-PEO Named Executive Officer included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

FY2023	FY2022	FY2021
• John Rettig • Rajesh Aji • Bora Chung • Loren Padelford	• John Rettig • Bora Chung • Thomas Clayton • Mark Lenhard • Blake Murray	• John Rettig • Rajesh Aji • Bora Chung • Thomas Clayton

Peer Group Issuers, Footnote [Text Block]
4
Company and Peer Group total shareholder return is calculated by assuming that a $100 investment was made on the close of trading on June 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.

5	The peer group used is the S&P 500 Information Technology index, as used in the performance graph shown in our annual report.

PEO Total Compensation Amount	$ 17,721,164	$ 13,929,027	$ 1,203,500
PEO Actually Paid Compensation Amount	$ 18,224,752	6,016,600	88,064,283
Adjustment To PEO Compensation, Footnote [Text Block]
3
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to our PEO and Non-PEO Named Executive Officers in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO Named Executive Officers for each year to determine the “compensation actually paid” to each such person:

PEO			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$1,203,500	$13,929,027	$17,721,164
–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0	$12,631,527	$16,545,814
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	$5,416,697	$11,459,530
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$55,336,221	-$17,887,670	$462,271
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$2,585,966	$1,599,715
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$31,524,562	$14,604,107	$3,527,886
–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0
=	Compensation Actually Paid		$88,064,283	$6,016,600	$18,224,752

Non-PEO NEO Average Total Compensation Amount	$ 7,715,493	35,416,613	2,481,593
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,289,711	17,964,941	19,844,278
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to our PEO and Non-PEO Named Executive Officers in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO Named Executive Officers for each year to determine the “compensation actually paid” to each such person:

Non-PEO Named Executive Officer Average			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$2,481,593	$35,416,613	$7,715,493
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$1,817,882	$34,561,864	$7,037,035
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$3,435,522	$17,466,648	$5,075,584
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$11,795,528	-$4,356,696	$148,572
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$632,108	$605,602
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$3,949,517	$3,907,402	$781,495
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$539,270	$0
=	Compensation Actually Paid		$19,844,278	$17,964,941	$7,289,711

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Company TSR and Peer Group TSR The following chart illustrates the relationship between our Compensation Actually Paid and TSR:
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income The following chart illustrates the relationship between our Compensation Actually Paid and Net Income:
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Revenue The following chart illustrates the relationship between our Compensation Actually Paid and Core Revenue:
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid and Company TSR and Peer Group TSR The following chart illustrates the relationship between our Compensation Actually Paid and TSR:
Tabular List [Table Text Block]
Financial Performance Measures
The financial performance measures listed below represent all of the financial performance measures that were used to determine the compensation actually paid to our named executive officers in FY2023:
•	Core Revenue;
•	EBITDA Less Float; and
•	Non-GAAP Net Income.

Total Shareholder Return Amount	$ 130	122	203
Peer Group Total Shareholder Return Amount	173	123	142
Net Income (Loss)	$ (223,725,000)	$ (326,361,000)	$ (98,720,000)
Company Selected Measure Amount	944,700,000	633,400,000	221,900,000
PEO Name	Rene Lacerte	Rene Lacerte	Rene Lacerte
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA Less Float
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Net Income
PEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (16,545,814)	$ (12,631,527)	$ 0
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,459,530	5,416,697	0
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	462,271	(17,887,670)	55,336,221
PEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,599,715	2,585,966	0
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,527,886	14,604,107	31,524,562
PEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,037,035)	(34,561,864)	(1,817,882)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,075,584	17,466,648	3,435,522
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	148,572	(4,356,696)	11,795,528
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	605,602	632,108	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	781,495	3,907,402	3,949,517
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (539,270)	$ 0